SCOUT
STOCK FUND


A no-load mutual fund
with primary emphasis
on long-term growth of
both capital and income.


Annual Report
June 30, 1997


TO THE SHAREHOLDERS

For the fiscal year ended June 30, 1997, Scout Stock Fund earned a total return (price change and reinvested distributions) of 16.25%, in comparison with the unmanaged Standard & Poor's 500 index which earned 34.70% and the Lipper Growth Funds index which earned 25.57% for the same period.

During the last quarter of Scout Stock Fund's fiscal year, large capitalization stocks shook off a slow start and continued to boost the major market indices to new highs. On April 1, the S & P 500 index was barely 2% above its December 31, 1996, level. Continued concern about fast economic growth and fears about inflation caused a market sell-off in mid-April. The drop of 9.64% from the mid-February high approached a "correction," which is defined as a decline of 10% or more. However, that move was only a stumble in the 2 1/2-year-old bull market as it rebounded from the April lows to new highs in June.

The rise in the market was fueled by economic strength, low inflation, higher than expected profit growth and the continuing flood of dollars into retirement funds and other investment portfolios. As has been the case for most of this bull market, the large capitalization stocks that dominate the indices outperformed the broad market. Merger and acquisition activity has been very prevalent and has driven market prices up as well. Small and medium capitalization stocks also began to participate in the market in a more positive way in May and June after suffering comparatively more during April's decline.

Scout Stock Fund benefited from the surge in strength of these stocks in general. In addition, it profited because three of its significant holdings - Tandem, Transitional Hospitals Corp., and Giddings and Lewis - rocketed up because of takeover activity involving those companies.

The rise in the market indices in the second quarter was accompanied by an increase in the already high valuations, which exist especially among large capitalization stocks. The average S & P 500 price/ earnings ratio is at a 30-year high of 21 times the trailing 12-month earnings. Its average dividend yield of 1.7% and price-to-book ratio of 4.5 are also at record levels.

These sectors indicate that the market is vulnerable to a major correction. With its value management style, high diversification, equal weighting and significant cash reserve, Scout Stock Fund is positioned to mitigate the effects of any downturn and take advantage of market opportunities as they arise.

For the six months ended June 30, shareholders received an ordinary income dividend of $.20 per share and a long-term capital gain of $.30 per share.

For corporate shareholders, 66.56% of ordinary income distributions qualify for the corporate dividends received deduction.

We appreciate you as a valued shareholder of Scout Stock Fund and continually welcome your questions or comments.

Sincerely,

/S/David B. Anderson
David B. Anderson
UMB Investment Advisors

Top 10 Equity Holdings
                                        Market           Percent
                                        Value            of Total
SBC Communications                  $   2,738,464        1.42%
Bristol Myers Squibb Co.                2,430,000        1.26%
Archer Daniels Midland Co.              2,350,000        1.22%
Motorola, Inc.                          2,280,000        1.18%
International Business Machines         2,254,688        1.17%
USX-Marathon Group                      2,165,625        1.12%
Heinz H. J. Co.                         2,075,625        1.08%
Merck & Co., Inc.                       2,070,000        1.08%
Bassett Furniture Industries, Inc.      2,020,805        1.05%
Bob Evans Farms, Inc.                   1,947,813        1.01%
Top 10 Equity Holdings Total:         $22,333,020       11.59%

NOTE: All market values based on 6/30/97 statement of assets.

GRAPH - PIE - Sector Diversification (Percent of Equity Holdings)
Consumer Cyclical               20%
Transportation & Servies         4%
Technology                       7%
Energy                          10%
Capital Goods                    7%
Basic Materials                 15%
Utilities                       17%
Consumer Staples                18%
Financial                        2%

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.

GRAPH - Scout Stock Fund versus Lipper Growth Funds
Scout Stock Fund's average annual componded returns for one, five and ten year periods as of June 30, 1997, were 16.25%,12.27%, and 9.90%, respectively. Performance data contained in this report is for past periods only.
Past performance is not predictive of future performance. Investment return and share value will fluctuate, redemption value may be more or less than original cost.


FINANCIAL STATEMENTS

Statement of Net Assets
June 30, 1997

									   Market
        Shares  Company                                  Cost              Value
COMMON STOCKS - 76.43%
Basic Materials - 11.25%
	85,000  Brush Wellman, Inc.                  $   1,246,945     $   1,779,687
	25,000  Carpenter Technology Corp.                 744,925         1,143,750
	12,000  Corning Inc.                               301,086           667,500
	65,000  Cyprus Amax Minerals Co.                 1,538,497         1,592,500
	10,000  duPont (E.I.) deNemours & Co.              551,370           628,750
	25,000  Eastman Chemical Co.                     1,446,875         1,587,500
	80,000  Engelhard Corp.                          1,461,650         1,675,000
	10,000  Georgia Pacific Corp.                      653,000           853,750
	35,000  International Paper Co.                  1,040,612         1,699,688
	50,000  Mallinckrodt Group, Inc.                 1,674,472         1,900,000
	48,000  Nalco Chemical Co.                       1,229,900         1,854,000
	10,000  Rohm & Haas Co.                            598,000           900,625
	35,000  Union Camp Corp.                         1,661,760         1,750,000
	35,000  Weyerhaeuser Co.                         1,080,364         1,820,000
       100,000  Worthington Industries, Inc.             1,824,950         1,831,250
							17,054,406        21,684,000
Capital Goods - 5.68%
	40,000  Aeroquip-Vickers Inc.                    1,107,000         1,890,000
	50,000  Browning Ferris Industries, Inc.         1,382,500         1,662,500
       120,000  Calgon Carbon Corp.                      1,662,548         1,665,000
	33,000  Cooper Industries, Inc.                  1,324,479         1,641,750
	10,000  Deere & Co.                                 97,435           548,750
	 2,500  Fluor Corp.                                 96,062           137,969
	15,000  Grainger (W.W.), Inc.                      869,983         1,172,812
	40,000  Snap-On, Inc.                              947,866         1,575,000
	20,000  Waste Management International PLC         543,500           642,500
							 8,031,373        10,936,281
Consumer Cyclical - 15.35%
	50,000  American Greetings Corp.                 1,313,125         1,856,250
	34,216  Ascent Entertainment Group*                212,818           312,221
	71,375  Bassett Furniture Industries, Inc.       1,892,481         2,020,805
	20,000  Black & Decker Corp.                       596,000           743,750
	40,000  Block (H&R), Inc.                        1,395,125         1,290,000
	40,000  Brown Group, Inc.                        1,103,518           747,500
	40,000  Cognizant Corp.                          1,132,463         1,620,000
	40,000  Dillards, Inc.                           1,034,074         1,385,000
	45,000  Donnelley (R.R.) & Sons Co.              1,362,757         1,648,125
	28,000  Dun & Bradstreet                           532,547           735,000
	15,000  Ford Motor Co.                             474,825           566,250
	10,000  Gannett Co., Inc.                          458,363           987,500
	25,000  General Motors Corp.                       982,168         1,392,187
	37,500  Genuine Parts Co.                          773,859         1,270,313
	40,000  Hillenbrand Industries, Inc.             1,240,600         1,900,000
	50,000  Limited, Inc.                              945,411         1,012,500
	40,000  Masco Corp.                                951,900         1,670,000
	10,000  May Department Stores Co.                  301,249           472,500
	15,000  Media General Inc., Class A                441,375           600,000
	25,000  Mercantile Stores Co., Inc.              1,056,830         1,573,437
	25,000  Penney (J.C.) & Co., Inc.                1,119,912         1,304,687
	25,000  Readers Digest Assc. `A'                 1,035,096           717,188
	85,000  Sensormatic Electronics Corp.            1,789,751         1,094,375
	120,000 Stride Rite Corp.                        1,461,940         1,545,000
	20,000  Toys `R' Us, Inc.*                         533,500           700,000
	20,000  US West Media Group*                       343,792           405,000
							24,485,479        29,569,588
Consumer Staples - 13.38%
	15,000  Abbott Laboratories                        593,250         1,001,250
	60,000  Alza Corp.*                              1,161,750         1,740,000
	12,000  American Home Products Corp.               149,488           918,000
       100,000  Archer-Daniels-Midland Co.               1,088,050         2,350,000
	45,000  Bard (C.R.), Inc.                        1,281,655         1,634,062
       115,000  Bob Evans Farms, Inc.                    1,924,828         1,947,813
       100,000  Brinker International*                   1,601,875         1,425,000
	30,000  Bristol-Myers Squibb Co.                   795,579         2,430,000
	 4,500  Covance Inc.*                               68,763            86,906
	70,000  Darden Restaurants, Inc.                   643,500           634,375
	 2,500  Eastman Kodak Co.                           62,463           191,875
	45,000  Heinz H.J. Co.                           1,444,125         2,075,625
	38,000  International Flavors & Fragrances, Inc. 1,826,825         1,919,000
	13,000  Kimberly Clark Corp.                       470,762           646,750
	95,000  Lance, Inc.                              1,858,125         1,816,875
	20,000  Merck & Co., Inc.                          863,212         2,070,000
	75,000  Mylan Laboratories Inc.                  1,274,800         1,106,250
	60,000  Rubbermaid, Inc.                         1,580,552         1,785,000
							18,689,602        25,778,781
Energy - 7.98%
	12,000  Amoco Corp.                                427,030         1,043,250
	20,000  Atlantic Richfield Co.                   1,042,455         1,410,000
	34,000  Baker Hughes, Inc.                         613,400         1,315,375
	40,000  Dresser Industries, Inc.                   686,605         1,490,000
	15,000  Halliburton Co.                            378,676         1,188,750
	25,000  Kerr-McGee Corp.                         1,151,135         1,584,375
	10,000  Louisiana Land & Exploration Co.           366,750           571,250
	75,000  Mitchell Energy & Development            1,311,050         1,518,750
	25,000  Phillips Petroleum Co.                     807,500         1,093,750
	 8,000  Schlumberger, Ltd.                         406,837         1,000,000
	40,000  Union Pacific Resources Group, Inc.        867,536           995,000
	75,000  USX-Marathon Group                       1,474,325         2,165,625
							 9,533,299        15,376,125
Financial - 1.28%
	10,500  AON Corp.                                  217,067           543,375
	15,000  First Chicago NBD Corp.                    428,715           907,500
	25,000  Liberty Corp. S.C.                         681,875         1,018,750
							 1,327,657         2,469,625
Technology - 5.69%
	 6,300  AMP, Inc.                                  238,037           263,025
	50,000  Apple Computer, Inc.*                    1,565,625           712,500
	35,000  Digital Equipment Corp.*                 1,411,727         1,240,312
	25,000  International Business Machines Corp.      609,669         2,254,688
	 8,000  Lucent Technologies Inc.                   349,766           576,500
	30,000  Motorola, Inc.                           1,629,000         2,280,000
	60,000  Novell, Inc.                               918,625           416,250
	20,000  Perkin-Elmer Corp.                         518,693         1,591,250
	20,000  Telxon Corp.                               203,738           360,000
	15,000  Texas Instruments, Inc.                    748,875         1,260,937
							 8,193,755        10,955,462
Transportation & Services - 3.00%
        30,000  Caliber Systems, Inc.                    1,090,705         1,117,500
        50,000  CNF Transportation Inc.                    754,011         1,612,500
        20,000  Consolidated Freightways Corp.              92,218           327,500
         8,000  CSX Corp.                                  269,200           444,000
         5,000  Norfolk Southern Corp.                     222,795           503,750
         7,500  Roadway Express Inc.                        88,968           175,313
        35,000  Southwest Airlines Co.                     815,500           905,625
        10,000  Union Pacific Corp.                        172,634           705,000
                                                         3,506,031         5,791,188
Utilities - 12.82%
        28,000  AT&T Corp.                         $       971,298    $      981,750
        18,000  Bell Atlantic Corp.                        861,040         1,365,750
        32,000  Bell South Corp.                         1,155,331         1,484,000
        50,000  Central & South West Corp.               1,246,856         1,062,500
        70,000  Comsat Corp.                             1,105,432         1,666,875
        40,000  Dominion Resources, Inc. VA              1,472,517         1,465,000
        15,666  Duke Energy Corp.                          230,218           750,989
        60,000  Entergy Corp.                            1,378,210         1,642,500
        50,000  Florida Progress Corp.                   1,515,155         1,565,625
         5,000  FPL Group Inc.                             124,950           230,313
        54,000  Mapco, Inc.                              1,266,564         1,701,000
        75,000  Niagara Mohawk Power Corp.*                182,105           642,187
        44,258  SBC Communications Inc.                  1,789,991         2,738,464
        50,000  Scana Corp.                              1,085,250         1,240,625
        40,000  Texas Utilities Co.                      1,490,701         1,377,500
        37,000  U. S. West Communication Group           1,085,714         1,394,438
        65,000  Unicom Corp.                             1,765,648         1,446,250
        45,000  Union Electric Co.                       1,563,263         1,695,937
        10,000  Wisconsin Energy Corp.                     251,550           248,750
                                                        21,541,793        24,700,453
TOTAL COMMON STOCKS - 76.43%                           112,363,395       147,261,503

   Face                                                                                              Market
   Amount          Description                                                Cost                   Value
</CATPION>
CONVERTIBLE CORPORATE BONDS - 1.38%
 $ 300,000     Computervision Corp., Cv. Sub. Deb.,
                 8.00%, due December 1, 2009                                  $     247,531    $     202,500

  1,000,000    Masco Corp., Cv. Sub. Deb.,
                 5.25%, due February 15, 2012                                       900,118        1,046,250

    500,000    Telxon Corp., Cv. Sub. Deb.,
                 7.50%, due June 1, 2012                                            493,002          472,500

  1,000,000    WMX Technologies, Inc., Cv. Sub. Notes,
                 2.00%, due January 24, 2005                                        952,898          935,000

TOTAL CONVERTIBLE CORPORATE BONDS - 1.38%                                         2,593,549        2,656,250

SHORT-TERM CORPORATE NOTES - 15.57%
  1,500,000       Abbott Laboratories, 5.46%, due July 14, 1997                   1,496,815        1,496,815
  1,500,000       Air Products & Chemicals, 5.51%, due July 11, 1997              1,497,475        1,497,475
  1,000,000       American Tel. & Telegraph, 5.47%, due July 22, 1997               996,657          996,657
  1,000,000       Anheuser-Busch Cos., 5.43%, due July 8, 1997                      998,793          998,793
  1,500,000       Bell Atlantic Network Funding, 5.58%, due July 18, 1997         1,495,815        1,495,815
  1,000,000       Campbell Soup Co., 5.48%, due July 25, 1997                       996,194          996,194
  1,500,000       du Pont (E.I.) de Nemours & Co., 5.47%, due July 29, 1997       1,493,390        1,493,390
  1,500,000       Dun & Bradstreet Corp., 5.60%, due July 23, 1997                1,494,633        1,494,633
  1,500,000       Eastman Kodak Co., 5.50%, due July 30, 1997                     1,493,125        1,493,125
  1,000,000       Gannett Inc., 5.50%, due July 21, 1997                            996,792          996,792
  1,000,000       Heinz H J Co., 5.50%, due July 16, 1997                           997,556          997,556
  1,600,000       Monsanto Co., 5.57%, due August 28, 1997                        1,585,394        1,585,394
  1,500,000       Motorola Inc., 5.46%, due July 8, 1997                          1,498,180        1,498,180
  1,500,000       Pacific Bell, 5.47%, due July 18, 1997                          1,495,898        1,495,898
  1,500,000       PepsiCo Inc., 5.50%, due August 1, 1997                         1,492,667        1,492,667
  1,500,000       Philip Morris Cos., 5.54%, due July 2, 1997                     1,499,538        1,499,538
  1,000,000       Progress Capital Co., 5.54%, due July 23, 1997                    996,461          996,461
  1,500,000       R. R. Donnelly & Co., 5.53%, due July 8, 1997                   1,498,157        1,498,157
  1,500,000       Southwestern Bell Telephone, 5.47%, due July 10, 1997           1,497,721        1,497,721
  1,500,000       Toys R Us, 5.52%, due July 30, 1997                             1,493,100        1,493,100
  1,500,000       Wisconsin Electric Power Co., 5.50%, due July 25, 1997          1,494,271        1,494,271
  1,500,000       Xerox Corp., 5.52%, due July 25, 1997                           1,494,250        1,494,250

TOTAL SHORT-TERM CORPORATE NOTES - 15.57%                                        30,002,882       30,002,882

GOVERNMENT SPONSORED ENTERPRISES - 6.18%
  1,000,000       Federal Home Loan Bank Discount Notes,
                    5.50%, due August 1, 1997                                 $     995,111    $     995,111
  2,000,000       Federal Home Loan Bank Discount Notes,
		    5.44%, due October 2, 1997                                    1,971,591        1,971,591
  1,000,000       Federal Home Loan Mortgage Corp. Discount Notes,
		    5.42%, due July 3, 1997                                         999,548          999,548
  1,500,000       Federal National Mortgage Assn. Discount Notes,
		    5.42%, due July 2, 1997                                       1,499,546        1,499,546
  1,500,000       Federal National Mortgage Assn. Discount Notes,
		    5.25%, due July 7, 1997                                       1,498,469        1,498,469
  1,000,000       Federal National Mortgage Assn. Discount Notes,
		    5.51%, due August 22, 1997                                      991,888          991,888
  2,000,000       Federal National Mortgage Assn. Discount Notes,
		    5.50%, due September 5, 1997                                  1,979,528        1,979,528
  2,000,000       Federal National Mortgage Assn. Discount Notes,
		    5.42%, due October 16, 1997                                   1,967,480        1,967,480

TOTAL GOVERNMENT SPONSORED ENTERPRISES - 6.18%                                   11,903,161       11,903,161

REPURCHASE AGREEMENT - 0.40%
    775,000  Northern Trust Co., 5.80%, due July 1, 1997,
	       (Collateralized by U.S. Treasury Notes,
               5.625% due January 31, 1998)                                         775,000          775,000
TOTAL INVESTMENTS - 99.96%                                                    $ 157,637,987      192,598,796

Other assets less liabilities - 0.04%                                                                 80,550
TOTAL NET ASSETS - 100.00%
  (equivalent to $18.33 per share; 20,000,000 shares of $1.00 par value
  capital shares authorized; 10,514,817 shares outstanding)                                    $ 192,679,346

For federal income tax purposes, the identified cost of investments owned at June 30, 1997 was $157,637,987.
Net unrealized appreciation for federal income tax purposes was $34,960,809, which is comprised of unrealized appreciation of $40,752,798 and unrealized depreciation of $5,791,989.

*Non-income producing security

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 1997

ASSETS:
  Investment securities, at market value
    (identified cost $157,637,987)                              $ 192,598,796
  Dividends receivable                                                244,880
  Interest receivable                                                  33,308
         Total assets                                             192,876,984
LIABILITIES:
  Disbursements in excess of demand deposit cash                      197,638
         Total liabilities                                            197,638
NET ASSETS                                                      $ 192,679,346


NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $ 154,568,583
  Accumulated undistributed income:
    Net investment income                                             303,406
    Net realized gain on investment transactions                    2,846,548
  Net unrealized appreciation on investments                       34,960,809
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $ 192,679,346

Capital shares, $1.00 par value
  Authorized                                                       20,000,000
  Outstanding                                                      10,514,187
NET ASSET VALUE PER SHARE                                       $       18.33

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statement of Operations
Year Ended June 30, 1997

INVESTMENT INCOME:
  Income:
    Dividends                                                   $   3,540,526
    Interest                                                        2,414,723
                                                                    5,955,249
  Expenses:
    Management fees                                                 1,510,741
    Government fees                                                    21,833
                                                                    1,532,574
      Net investment income                                         4,422,675

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment transactions:
    Proceeds from sales of investments                             26,387,010
    Cost of investments sold                                       17,301,685
      Net realized gain from investment transactions                9,085,325
  Unrealized appreciation on investments:
    Beginning of year                                              20,561,725
    End of year                                                    34,960,809
      Increase in net unrealized appreciation on investments       14,399,084
      Net realized and unrealized gain on investments              23,484,409
      Net increase in net assets resulting from operations      $  27,907,084

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS

Statements of Changes in Net Assets
For The Years Ended June 30, 1997 and 1996

                                                                           1997            1996
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                $   4,422,675   $   4,403,078
  Net realized gain from investment transactions                           9,085,325       7,289,373
  Increase in net unrealized appreciation on investments                  14,399,084       5,197,756

    Net increase in net assets resulting from operations                  27,907,084      16,890,207
Net equalization included in the price of shares issued and redeemed        (19,833)         150,405

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                                  (4,357,197)     (4,411,002)
  Net realized gain from investment transactions                         (6,144,230)     (9,660,536)
    Decrease in net assets from distributions                           (10,501,427)    (14,071,538)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 1,686,751 and 1,956,422 shares sold                       28,261,940      33,531,918
  Net asset value of 453,543 and 650,791 shares issued for
    reinvestment of distributions                                          8,013,036       9,808,239

                                                                          36,274,976      43,340,157
  Cost of 1,866,291 and 721,927 shares redeemed                         (31,878,538)    (12,119,138)
    Net increase in net assets from capital share transactions             4,396,438      31,221,019
      Net increase in net assets                                          21,782,262      34,190,093

NET ASSETS:
  Beginning of year                                                      170,897,084     136,706,991
  End of year (including undistributed net investment income
    of $303,406 and $257,761, respectively)                            $ 192,679,346   $ 170,897,084

*Distributions to shareholders:
   Income dividends per share                                          $        0.42   $        0.47
   Capital gains distribution per share                                $        0.60   $        1.04

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Securities traded over-the-counter are valued at the average of the last reported bid and asked prices. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the year ended June 30, 1997 (excluding commercial paper, repurchase agreements and short-term securities), were as follows:

			      Other than
			    U.S. Government       U.S. Government
			      Securities             Securities

Purchases                   $  21,719,534         $       -
Proceeds from sales            24,889,471             1,497,539

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.


FINANCIAL HIGHLIGHTS

The following table sets forth information as to capital and income changes for a share outstanding for each of the five years in the period ended
June 30, 1997:

                                                            1997      1996      1995      1994      1993
</CATPION>
Net assets, beginning of year                            $  16.69  $  16.36  $  15.42  $  15.74  $  15.11
  Income from investment operations:
    Net investment income                                    0.43      0.48      0.48     0.35      0.36
    Net realized and unrealized gains on securities          2.23      1.36      2.06     0.49      1.34
  Total from Investment Operations                           2.66      1.84      2.54     0.84      1.70
  Distributions from:
    Net investment income                                  (0.42)    (0.47)    (0.47)    (0.35)    (0.35)
    Net realized gain on investment transactions           (0.60)    (1.04)    (1.13)    (0.81)    (0.72)
  Total Distributions                                      (1.02)    (1.51)    (1.60)    (1.16)    (1.07)
Net asset value, end of year                             $  18.33  $  16.69  $  16.36  $  15.42  $  15.74
Total Return                                                  16%       12%       17%        5%       11%

Ratios/Supplemental Data
Net assets, end of year (in millions)                    $    193  $    171  $    137  $    115  $    102
Ratio of expenses to average net assets                     0.86%     0.85%     0.86%      0.87%     0.87%
Ratio of net investment income to average net assets        2.48%     2.81%     3.01%      2.22%     2.30%
Portfolio turnover rate                                       16%       28%       52%        22%       21%
Average commission rate*                                 $  .0468  $  .0501        -          -         -

*For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Directors of Scout Stock Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Scout Stock Fund, Inc., including the statement of net assets, as of June 30, 1997, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon (periods presented prior to June 30, 1996 were audited by other independent accountants whose reports thereon expressed unqualified opinions). These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1997, by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scout Stock Fund, Inc. as of June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period indicated in the first paragraph, in conformity with generally accepted accounting principles.

                                                BAIRD, KURTZ & DOBSON

Kansas City, Missouri
July 22, 1997

This report has been prepared for the information of the Shareholders of Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.







BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Elizabeth L. Allwood, Vice President
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862